CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Par value per share	₪ 0.2	₪ 0.2
Ordinary shares, authorized	15,000,000	15,000,000
Ordinary shares issued	6,514,589	5,079,313
Ordinary shares, outstanding	6,514,589	5,079,313